SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 187		$ 303		$ 3,033		$ 665
Estimated useful life	7 years				7 years
Service [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 106	[1]	106	[1]	$ 422	[2]	317	[2]
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 81		$ 197		$ 2,611		$ 348

[1]	During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the three months ended March 31, 2024, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $106 thousand and $60 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.
[2]	During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.